CASH AND BORROWINGS - Liquidity risk exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding amount			$ 3,142	$ 3,486
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities			4,144	$ 4,500	$ 4,500
3.46% Senior Notes Maturing January 2022
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 75
Interest rate		3.46%	3.46%
269 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted | €		€ 269
3.15% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 50
Interest rate		3.15%	3.15%
265 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted | €		€ 265
223 million bilateral, term loan facility
Disclosure of detailed information about borrowings [line items]
Amount contracted | €		€ 223
3.26% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 105
Interest rate		3.26%	3.26%
3.89% Senior Notes Maturing January 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 100
Interest rate		3.89%	3.89%
3.36% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 305
Interest rate		3.36%	3.36%
Floating Rate Senior Notes Maturing November 2024
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 25
Syndicated Revolving Credit Facility Maturing June 2025
Disclosure of detailed information about borrowings [line items]
Amount contracted			1,000
3.99% Senior Notes Maturing January 2026
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 75
Interest rate		3.99%	3.99%
2.83% Senior Notes Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 140
Interest rate		2.83%	2.83%
2.90% Senior Notes Maturing June 2028
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 60
Interest rate		2.90%	2.90%
2.97% Senior Notes Maturing June 2029
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 100
Interest rate		2.97%	2.97%
2.99% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 95
Interest rate		2.99%	2.99%
2.032% Corporate Bond Maturing October 2030
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 1,000
Interest rate		2.032%	2.032%
3.09% Senior Notes
Disclosure of detailed information about borrowings [line items]
Amount contracted			$ 155
Interest rate		3.09%	3.09%
Euro term loans
Disclosure of detailed information about borrowings [line items]
Outstanding amount | €		€ 223
Private placement debt
Disclosure of detailed information about borrowings [line items]
Committed facilities			$ 25
Outstanding amount			$ 125
Repayment of debt	$ 265